Offsets	Aug. 13, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-1
File Number	333-296157
Initial Filing Date	May 22, 2026
Fee Offset Claimed	$ 882.80
Explanation for Claimed Amount	On May 22, 2026, the Company filed a Registration Statement on Form F-1 (Registration No. 333-296157) (the "Initial Filing"), registering 4,000,000 Class A Ordinary Shares in a primary offering with a maximum aggregate offering price not to exceed $23,000,000, intended to be sold on a firm commitment basis by the Company's underwriters and to be listed on the Nasdaq Capital Market, and paid a filing fee of $3,176.30 in connection therewith. Thereafter, the Company determined to restructure the offering as an offering of Class A Ordinary Shares at a fixed price of $1.00 per share on a self-underwritten, "best efforts," no minimum basis, and intends to apply to have the Class A Ordinary Shares quoted on the OTCQB market after the Registration Statement is declared effective. Pursuant to the recalculation procedure set forth in Instruction 2.A.iv of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure on Form F-1, the Company has recalculated the filing fee due for the Registration Statement, as amended by this pre-effective amendment, and has claimed an offset of $882.80 pursuant to Rule 457(b) under the Securities Act as set forth in Table 2. The Company confirms that (i) this amendment is a pre-effective amendment, (ii) it has decreased the Class A Ordinary Shares registered for the primary offering from 4,000,000 to 300,000, and (iii) it has increased the Class A Ordinary Shares registered for resale by the Selling Shareholders from 0 to 6,092,500. The $882.80 offset corresponds to a portion of the fee the Company previously paid in connection with the Initial Filing; after giving effect to the offset claimed hereby, $2,293.50 of the previously paid filing fee remains available to offset future filing fees in accordance with Rule 457(b) under the Securities Act.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	RUI Holdings Inc
Form or Filing Type	F-1
File Number	333-296157
Filing Date	May 22, 2026
Fee Paid with Fee Offset Source	$ 3,176.30